Income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Income before taxes from continuing operations	$ 16,352	$ 13,640	$ 9,123
Switzerland
Statement [line items]
Income before taxes from continuing operations	16,681	10,098	9,719
Foreign
Statement [line items]
Income before taxes from continuing operations	$ (329)	$ 3,542	(596)
Discontinued operations [member]
Statement [line items]
Income before taxes from continuing operations			$ 214